Summary of Significant Accounting Policies (Details) - Schedule of disaggregate revenue streams	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	¥ 933,791,519	$ 146,461,019	¥ 766,013,586	¥ 319,181,424
Online AR advertising services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	436,475,875	68,459,287	317,157,896	267,514,061
Mobile games [Member]
Disaggregation of Revenue [Line Items]
Total revenues	13,498,964	2,117,252	19,910,956	51,667,363
Sales of semiconductor products [Member]
Disaggregation of Revenue [Line Items]
Total revenues	448,958,274	70,417,095	385,538,235
Software Development [Member]
Disaggregation of Revenue [Line Items]
Total revenues	¥ 34,858,406	$ 5,467,385	¥ 43,406,499